Capital Standards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
The FDIC, through formal or informal agreement, has the authority to require an institution to maintain higher capital ratios than those provided by statute, to be categorized as well capitalized under the regulatory framework for prompt corrective action.

			Minimum		To Be Well
(Dollars in thousands)	Actual		Capital Adequacy		Capitalized
March 31, 2017	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk-weighted assets)	42,159	12.75%	30,576	9.25%	33,055	10.00%
Tier 1 capital (to risk-weighted assets)	39,745	12.02%	23,965	7.25%	26,444	8.00%
Common equity tier 1 (to risk-weighted assets)	39,745	12.02%	19,006	5.75%	21,486	6.50%
Tier 1 leverage (to average assets)	39,745	10.29%	15,446	4.00%	19,307	5.00%

			Minimum		To Be Well
(Dollars in thousands)	Actual		Capital Adequacy		Capitalized
December 31, 2016	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk-weighted assets)	41,385	13.18%	27,076	8.63%	31,392	10.00%
Tier 1 capital (to risk-weighted assets)	39,022	12.43%	20,797	6.63%	25,114	8.00%
Common equity tier 1 (to risk-weighted assets)	39,022	12.43%	16,089	5.13%	20,405	6.50%
Tier 1 leverage (to average assets)	39,022	10.39%	15,025	4.00%	18,781	5.00%

The FDIC, through formal or informal agreement, has the authority to require an institution to maintain higher capital ratios than those provided by statute, to be categorized as well capitalized under the regulatory framework for prompt corrective action.

			Minimum		To Be Well
(Dollars in thousands)	Actual		Capital Adequacy		Capitalized
December 31, 2016	Amount	Ratio	Amount	Ratio	Amount	Ratio
	Restated	Restated
Total capital (to risk-weighted assets)	41,385	13.18%	27,076	8.63%	31,392	10.00%
Tier 1 capital (to risk-weighted assets)	39,022	12.43%	20,797	6.63%	25,114	8.00%
Common equity tier 1 (to risk- weighted assets)	39,022	12.43%	16,089	5.13%	20,405	6.50%
Tier 1 leverage (to average assets)	39,022	10.39%	15,025	4.00%	18,781	5.00%

			Minimum		To Be Well
(Dollars in thousands)	Actual		Capital Adequacy		Capitalized
December 31, 2015	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk-weighted assets)	38,908	13.69%	22,739	8.00%	28,424	10.00%
Tier 1 capital (to risk-weighted assets)	36,325	12.78%	17,055	6.00%	22,739	8.00%
Common equity tier 1 (to risk- weighted assets)	36,325	12.78%	12,791	4.50%	18,476	6.50%
Tier 1 leverage (to average assets)	36,325	10.64%	13,662	4.00%	17,077	5.00%